OTHER REAL ESTATE OWNED ("OREO") (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Foreclosed Real Estate Roll Forward [Table Text Block]

OREO assets are presented net of the allowance for losses. The Company considers OREO as classified assets for regulatory and financial reporting. An analysis of the activity is as follows:

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$5,028,513	$10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$6,891,353	$5,028,513

Foreclosed Real Estate Expenses [Table Text Block]	Expenses applicable to OREO assets include the following:
	Years Ended December 31,
	2012	2011
Valuation allowance	$674,205	$1,963,227
Operating expenses	96,618	489,164
	$770,823	$2,452,391